Other Current Liabilities	3 Months Ended
Mar. 31, 2025
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 6 - OTHER CURRENT LIABILITIES:

	March 31, 2025	December 31, 2024
	U.S. dollars in thousands

Accrued vacation	3,503	3,166
Taxes payable	187	31
Estimated accrual for a certain batch production incident	2,268	2,182
Derivative liabilities	196	605
Accrued expenses	1,794	1,738
Other	309	662
	8,257	8,384